General information (Details)	Dec. 31, 2025 employee facility	Nov. 13, 2025	Dec. 31, 2024 employee	Dec. 31, 2023 employee
Disclosure of transactions between related parties [line items]
Number of production facilities operated | facility	23
Number of employees | employee	6,498		6,330	6,437
Ardagh Group [member]
Disclosure of transactions between related parties [line items]
Percentage Of Shares Held		76.00%